Research And Development	12 Months Ended
Dec. 31, 2011
Research And Development [Abstract]
Research And Development

24- Research and Development

Research and Development consists of the following:

	Year ended December 31,
	2009	2010	2011
Research and development expenses	63,934	79,331	130,153
Research and development grants and credits	(1,128)	(546)	(753)

Total research and development	62,806	78,785	129,400

The Company's operations in the Netherlands, Germany and the United States receive research and development grants and credits from various sources. The research and development grants and credits received from governmental sources in the Netherlands include a credit which is contingently repayable to the extent the Company recognizes sales of products to which the credit is related within an agreed upon period. The Company does not recognize a liability on the Consolidated Balance Sheet in respect of this credit until it recognizes sales of products to which the credit is related, within the agreed upon period and is then charged to cost of sales when such sales are recorded. The repayment amounts to 4.0% of the realized sales of these products.

With the disposal of our RTP business in 2009 the liability has been transferred to Levitech B.V., the vehicle in which the management buy-out has been constructed. ASM International N.V. participates for 20% in Levitech B.V. With the disposal of our RTP business we have licensed our RTP portfolio of 50 issued patents and 23 pending patents to Levitech BV.